Retirement Benefit Plans - Summary of Maturity Analysis of Undiscounted Pension Benefit (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	$ 13,127,807	$ 400,360	$ 13,559,921
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	677,634	20,666	699,372
1-5 years [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	2,870,872	87,553	2,814,648
More than 5 years [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	$ 9,579,301	$ 292,141	$ 10,045,901